INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]
Inventory Disclosure [Text Block]

NOTE 3 — INVENTORY

Inventory consists of the following at September 30, 2011 and December 31, 2010:

	2011	2010
Furnace parts and supplies	$157,152	$250,526
Raw materials	796,327	397,634
Work in process	1,013,563	529,253
Finished goods	493,156	721,268
Reserve for obsolescence	(13,000)	(13,000)
Net Inventory	$2,447,198	$1,885,681

The Company’s inventory is held as collateral on the Company’s line of credits.

NOTE 3 — INVENTORY

Inventory consists of the following at December 31, 2010 and 2009:

	2010	2009
Furnace parts and supplies	$250,526	$188,068
Raw materials	397,634	518,990
Work in process	529,253	429,603
Finished goods	721,268	794,132
Reserve for obsolescence	(13,000)	—
Net Inventory	$1,885,681	$1,930,793

The Company’s inventory is held as collateral on the Company’s line of credits.